NET INCOME (LOSS) PER ORDINARY SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NET INCOME (LOSS) PER ORDINARY SHARE
Schedule of basic and diluted net loss per share

	For six months ended
	June 30,
	2020	2021
	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	(741,013)	(193,709)
Less:
Deemed dividend to preferred shareholders	—	—
Undistributed earnings allocated to preferred shareholders	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(741,013)	(193,709)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic	195,191,000	100,361,432
Net income (loss) per ordinary share attributable to ordinary shareholders-basic	(3.80)	(1.93)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(741,013)	(193,709)
Add: adjustments to undistributed earnings to participating securities
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares-dilute	(741,013)	(193,709)
Denominator:
Weighted average ordinary shares basic outstanding	195,191,000	100,361,432
Effect of potentially diluted share options
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-dilute	195,191,000	100,361,432
Net income (loss) per ordinary share attributable to ordinary shareholders-diluted	(3.80)	(1.93)

	For the years ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to 9F Inc.	1,981,804	(2,159,576)	(2,258,895)
Less:
Change in redemption value in Series A preferred shares	(17,225)	(10,711)	—
Deemed dividend to preferred shareholders	—	—	—
Undistributed earnings allocated to preferred shareholders	(244,589)	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	1,719,990	(2,170,287)	(2,258,895)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—basic	162,672,800	174,552,468	198,596,879
Net income (loss) per ordinary share attributable to ordinary shareholders—basic	10.57	(12.43)	(11.37)
Diluted net income per share calculation
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic	1,719,990	(2,170,287)	(2,258,895)
Add: adjustments to undistributed earnings to participating securities	27,007	—	—
Net income (loss) attributable to ordinary shareholders for computing net income per ordinary shares—dilute	1,746,997	(2,170,287)	(2,258,895)
Denominator:
Weighted average ordinary shares basic outstanding	162,672,800	174,552,468	198,596,879
Effect of potentially diluted share options	23,062,400	—	—
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	185,735,200	174,552,468	198,596,879
Net income (loss) per ordinary share attributable to ordinary shareholders—diluted	9.41	(12.43)	(11.37)